Taxation - Tax Charge Reconciled to Profit Before Taxation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Major components of tax expense (income) [abstract]
Profit before taxation	£ 950.8	£ (2,790.6)	[1]	£ 1,214.3	[1]
Tax at the corporation rate of 19.0%	180.7	(530.2)		230.7
Tax effect of share of results of associates	(13.3)	16.2		(2.7)
Irrecoverable withholding taxes	52.3	49.4		44.7
Items that are not deductible in determining taxable profit	29.3	67.0		53.7
Goodwill impairment	0.6	542.4		10.4
Effect of different tax rates in subsidiaries operating in other jurisdictions	81.2	92.7		77.1
Origination and reversal on unrecognised temporary differences	(36.3)	(29.3)		(3.4)
Tax losses not recognised or utilised in the year	7.4	21.1		13.2
Utilisation of tax losses not previously recognised	(5.1)	(1.7)		(42.7)
Recognition of temporary differences not previously recognised	0.0	0.0		(24.1)
Net release of prior year provisions in relation to acquired businesses	(1.1)	(1.7)		(19.9)
Other prior year adjustments	(41.8)	(98.8)		(49.8)
Impact of deferred tax rate change	(23.8)	0.0		0.0
Tax charge	£ 230.1	£ 127.1	[1]	£ 287.2	[1]
Effective tax rate on profit/(loss) before tax	24.20%	(4.60%)		23.70%

[1]	Figures have been restated as described in the accounting policies.